Note 2 - Liquidity and Going Concern Assessment (Details Textual) - USD ($)				1 Months Ended	6 Months Ended
	Jan. 31, 2025	Jan. 24, 2025	Jan. 17, 2025	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Mar. 26, 2025	Jan. 16, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2023	Jun. 02, 2022
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 10.8			$ 10.8	$ 17,828,000	$ 14,182,000
Increase (decrease) in number of shares outstanding (in shares)	199,868,050		19,660,139
Par value per share (in dollars per share)	$ 0.25		$ 0.25	$ 0.25	$ 0.25			$ 1
Decrease in shares authorized (in shares)			58,980,417
Equity			$ 78,640,556		$ 6,226,000	1,253,000			$ (1,652,000)	$ (4,729,000)
Units issued, shares (in shares)	3,997,361			3,997,361
Class of warrants, exercisable, percentage of ADs	50.00%			50.00%
Units issued, offering price (in dollars per share)	$ 2.71			$ 2.71
Units issued, number of warrants per unit (in shares)	1			1
Units issued, number of ADs per unit (in shares)	2			2
Issue of equity	$ 49,967,012.5				17,828,000	14,182,000
Issued capital [member]
Statement Line Items [Line Items]
Equity	$ 78,332,151.5			$ 78,332,151.5	11,823,000	8,244,000			$ 10,516,000	$ 5,899,000
Issue of equity					$ 1,307,000	$ 2,345,000
Global Growth Holding Limited [member]
Statement Line Items [Line Items]
Purchase agreement, maximum aggregate amount											$ 20,000,000
Purchase agreement, maximum required single purchase amount											700,000
Purchase agreement, commitment fee											$ 1,100,000
American depository share [member]
Statement Line Items [Line Items]
Proceeds from issuing shares		$ 4,800,000
Increase (decrease) in number of shares outstanding (in shares)		696,400
Shares issued, price per share (in dollars per share)		$ 7.1776
American depository share [member] | JonesTrading Institutional Services LLC [member]
Statement Line Items [Line Items]
Proceeds from issuing shares		$ 14,413,306
Purchase agreement, maximum aggregate amount							$ 4,480,000					$ 100,000,000
Increase (decrease) in number of shares outstanding (in shares)		837,027
Major ordinary share transactions [member] | Public offering shares [member]
Statement Line Items [Line Items]
Proceeds from issuing shares				10,800,000
Major ordinary share transactions [member] | At the market shares [member]
Statement Line Items [Line Items]
Proceeds from issuing shares				$ 5,000,000